Scudder, Stevens & Clark, Inc.
                                   Two International Place
                                   Boston, MA  02110
                                   October 3, 1997

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Scudder Financial Services Fund (the "Fund"), a series of Scudder Securities Trust (Reg. No. 2-36238) (811-
     2021) Post-Effective Amendment No. 50 to Registration
     Statement on Form N-1A

Dear Sir or Madame:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 50 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on September 30, 1997.

     Comments or questions concerning this certificate may be addressed to Lauren Giudice at (617) 295-2560.

                                   Very truly yours,


                                   /s/ Thomas F. McDonough
                                   Thomas F. McDonough
                                   Secretary